Revenue - Summary of disaggregation of revenue from contracts with customers (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 15,183
Licensing revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	15,183
Licensing revenue [Member] | Timing of revenue recognition [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	15,183
China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	10,006
Swedan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 5,177